Preferred shares (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Preferred Shares Activities

The Group’s preferred shares activities for the six months ended June 30, 2023 are summarized below:

	Balance as of January 1, 2023	Accretions to Preferred Shares redemption value	Balance as of June 30, 2023
Series Pre-A Preferred shares
Number of shares	4,429,111	-	4,429,111
Amount	151,303	15,505	166,808
Series A Preferred shares
Number of shares	9,181,406	-	9,181,406
Amount	333,797	32,040	365,837
Series B Preferred shares
Number of shares	8,033,732	-	8,033,732
Amount	320,036	22,513	342,549
Series C Preferred shares
Number of shares	1,955,000	-	1,955,000
Amount	115,356	5,917	121,273
Series D1 Preferred shares
Number of shares	399,496	-	399,496
Amount	22,639	1,199	23,838
Series D2 Preferred shares
Number of shares	765,057	-	765,057
Amount	39,144	2,277	41,421
Series D3 Preferred shares
Number of shares	10,426,666	-	10,426,666
Amount	576,606	30,540	607,146
Total Number of shares*	35,190,468	-	35,190,468
Total amount	1,558,881	109,991	1,668,872

*	Shares authorized, issued and outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).